Borgata Transaction - Schedule of Finalized Allocation (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of assets acquired and liabilities assumed:
Goodwill	$ 1,806,531	$ 1,817,119	$ 1,430,767
Borgata [Member]
Fair value of assets acquired and liabilities assumed:
Current assets		112,221
Property and equipment and other long-term assets		1,373,567
Goodwill		386,892
Current liabilities		(122,743)
Long-term debt		(583,187)
Deferred taxes		(12,124)
Other long-term obligations		(51,894)
Total consideration		1,207,732
Borgata [Member] | Customer List [Member]
Fair value of assets acquired and liabilities assumed:
Customer list		22,000
Borgata [Member] | Trade Name [Member]
Fair value of assets acquired and liabilities assumed:
Trade name		$ 83,000